Organization - Schedule of Variable Interest Entity (Detail)	12 Months Ended
Dec. 31, 2013
BVI [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 09, 2011
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 08, 2011
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
E-Sun Sky Computer [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 18, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Software Service
E-Sun Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 07, 1999
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Online Lottery Service
Youlanguang Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Online Lottery Service
Guangtiandi Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Online Lottery Service
E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 22, 2006
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Online Lottery Service